FT Vest U.S. Equity Buffer & Digital Return ETF - April Investment Objectives and Goals - FT Vest U.S. Equity Buffer & Digital Return ETF - April	Oct. 08, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Buffer & Digital Return ETF – April (DGAP)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Buffer & Digital Return ETF – April (the “Fund”) is to seek to provide investors with a buffer against the first 10% of losses on the price returns of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) while also providing a predetermined return level (“digital return”) that is ____% (before fees and expenses) if the Underlying ETF appreciates in price, remains unchanged or decreases in price by 10% or less, over the period from April 20, 2026 through April 16, 2027.